Shareholder Report, Average Annual Return (Details)	12 Months Ended	22 Months Ended	25 Months Ended	56 Months Ended	60 Months Ended	120 Months Ended
	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025
C000240569
Average Annual Return [Line Items]
Average Annual Return, Percent	(8.60%)		4.93%
C000220892
Average Annual Return [Line Items]
Average Annual Return, Percent	2.61%			0.17%
C000242836
Average Annual Return [Line Items]
Average Annual Return, Percent	5.64%	10.88%
C000220889
Average Annual Return [Line Items]
Average Annual Return, Percent	8.34%			8.37%
C000004880
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.85%)				4.00%	2.96%
C000004882
Average Annual Return [Line Items]
Average Annual Return, Percent	2.86%				4.36%	2.93%
Without Sales Load [Member] | C000240570
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.29%)		7.94%
Without Sales Load [Member] | C000240569
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.54%)		7.68%
Without Sales Load [Member] | C000240571
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.19%)		8.01%
Without Sales Load [Member] | C000220890
Average Annual Return [Line Items]
Average Annual Return, Percent	8.57%			1.58%
Without Sales Load [Member] | C000220892
Average Annual Return [Line Items]
Average Annual Return, Percent	8.29%			1.32%
Without Sales Load [Member] | C000220891
Average Annual Return [Line Items]
Average Annual Return, Percent	8.61%			1.63%
Without Sales Load [Member] | C000242837
Average Annual Return [Line Items]
Average Annual Return, Percent	11.83%	14.44%
Without Sales Load [Member] | C000242836
Average Annual Return [Line Items]
Average Annual Return, Percent	11.49%	14.14%
Without Sales Load [Member] | C000242835
Average Annual Return [Line Items]
Average Annual Return, Percent	11.88%	14.49%
Without Sales Load [Member] | C000220887
Average Annual Return [Line Items]
Average Annual Return, Percent	14.65%			9.89%
Without Sales Load [Member] | C000220889
Average Annual Return [Line Items]
Average Annual Return, Percent	14.35%			9.62%
Without Sales Load [Member] | C000220888
Average Annual Return [Line Items]
Average Annual Return, Percent	14.71%			9.95%
Without Sales Load [Member] | C000004878
Average Annual Return [Line Items]
Average Annual Return, Percent	4.86%				5.42%	3.82%
Without Sales Load [Member] | C000004879
Average Annual Return [Line Items]
Average Annual Return, Percent	4.63%				5.14%	3.54%
Without Sales Load [Member] | C000004880
Average Annual Return [Line Items]
Average Annual Return, Percent	4.64%				5.13%	3.52%
Without Sales Load [Member] | C000004882
Average Annual Return [Line Items]
Average Annual Return, Percent	3.86%				4.36%	2.93%
Without Sales Load [Member] | C000173964
Average Annual Return [Line Items]
Average Annual Return, Percent	5.00%				5.57%	3.88%
MSCI Emerging Markets ex China Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets ex China Index
Average Annual Return, Percent	3.31%		10.75%
MSCI Emerging Markets ex China Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets ex China Index
Average Annual Return, Percent	3.31%		10.75%
MSCI Emerging Markets ex China Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets ex China Index
Average Annual Return, Percent	3.31%		10.75%
MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	9.02%			2.56%
MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	9.02%			2.56%
MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	9.02%			2.56%
MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	11.84%	13.66%
MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	11.84%	13.66%
MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	11.84%	13.66%
MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	12.57%			8.68%
MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	12.57%			8.68%
MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	12.57%			8.68%
MSCI All Country World Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.84%				13.07%	8.63%
MSCI All Country World Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.84%				13.07%	8.63%
MSCI All Country World Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.84%				13.07%	8.63%
MSCI All Country World Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.84%				13.07%	8.63%
MSCI All Country World Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.84%				13.07%	8.63%
ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%				2.63%	1.91%
Bloomberg 1-3 Year Treasury Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.68%				1.27%	1.56%
25% MSCI ACWI Index/75% Bloomberg 1-3 Year Treasury Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.02%				4.31%	3.50%
ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%				2.63%	1.91%
Bloomberg 1-3 Year Treasury Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.68%				1.27%	1.56%
25% MSCI ACWI Index/75% Bloomberg 1-3 Year Treasury Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.02%				4.31%	3.50%
ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%				2.63%	1.91%
Bloomberg 1-3 Year Treasury Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.68%				1.27%	1.56%
25% MSCI ACWI Index/75% Bloomberg 1-3 Year Treasury Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.02%				4.31%	3.50%
ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%				2.63%	1.91%
Bloomberg 1-3 Year Treasury Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.68%				1.27%	1.56%
25% MSCI ACWI Index/75% Bloomberg 1-3 Year Treasury Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.02%				4.31%	3.50%
ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%				2.63%	1.91%
Bloomberg 1-3 Year Treasury Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.68%				1.27%	1.56%
25% MSCI ACWI Index/75% Bloomberg 1-3 Year Treasury Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.02%				4.31%	3.50%